Pacer US Cash Cows Growth ETF
Schedule of Investments
July 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.9%
Aerospace/Defense - 9.2%
Lockheed Martin Corp.	164	$62,151
Northrop Grumman Corp.	198	64,352
		126,503
Apparel - 0.6%
Deckers Outdoor Corp. (a)	43	8,998
Biotechnology - 0.8%
Exelixis, Inc. (a)	466	10,760
Building Materials - 3.2%
Eagle Materials, Inc.	63	5,054
Fortune Brands Home & Security, Inc.	213	16,295
Masco Corp.	401	22,921
		44,270
Chemicals - 4.6%
Celanese Corp.	180	17,496
Dow, Inc.	1,127	46,275
		63,771
Commercial Services - 3.4%
FleetCor Technologies, Inc. (a)	127	32,838
The Brink's Co.	77	3,415
WEX, Inc. (a)	66	10,453
		46,706
Computers - 7.4%
Apple, Inc.	185	78,632
CACI International, Inc. - Class A (a)	38	7,897
Lumentum Holdings, Inc. (a)	114	10,583
Perspecta, Inc.	244	5,222
		102,334
Electric - 0.9%
NRG Energy, Inc.	371	12,543
Electrical Components & Equipment - 3.2%
AMETEK, Inc.	349	32,544
Hubbell, Inc.	82	11,068
		43,612
Electronics - 3.8%
Allegion PLC	140	13,924
Gentex Corp.	372	10,040
Keysight Technologies, Inc. (a)	285	28,469
		52,433
Engineering & Construction - 0.7%
KBR, Inc.	216	4,804
MasTec, Inc. (a)	112	4,455
		9,259
Hand/Machine Tools - 0.6%
Lincoln Electric Holdings, Inc.	90	8,135
Home Builders - 3.0%
NVR, Inc. (a)	6	23,581
PulteGroup, Inc.	408	17,789
		41,370
Internet - 9.0%
Booking Holdings, Inc. (a)	39	64,823
eBay, Inc.	1,069	59,094
		123,917
Iron/Steel - 0.7%
Reliance Steel & Aluminum Co.	97	9,531
Leisure Time - 0.7%
Polaris Industries, Inc.	93	9,638
Metal Fabricate/Hardware - 0.4%
The Timken Co.	114	5,205
Miscellaneous Manufacturing - 1.0%
Carlisle Cos., Inc.	84	10,003
Hexcel Corp.	127	4,737
		14,740
Office Furnishings - 0.1%
Herman Miller, Inc.	89	2,085
Office/Business Equipment - 2.0%
Xerox Holdings Corp.	324	5,394
Zebra Technologies Corp. - Class A (a)	81	22,741
		28,135
Retail - 7.9%
AutoZone, Inc. (a)	36	43,467
Dollar General Corp.	341	64,926
		108,393
Semiconductors - 29.5%
Applied Materials, Inc.	1,107	71,214
Broadcom, Inc.	209	66,201
KLA Corp.	236	47,160
Lam Research Corp.	220	82,975
Microchip Technology, Inc.	373	37,945
Qorvo, Inc. (a)	175	22,426
QUALCOMM, Inc.	736	77,729
		405,650
Software - 2.4%
J2 Global, Inc. (a)	73	4,141
Take-Two Interactive Software, Inc. (a)	173	28,375
		32,516
Telecommunications - 4.8%
Arista Networks, Inc. (a)	115	29,874
Motorola Solutions, Inc.	259	36,208
		66,082
TOTAL COMMON STOCKS (Cost $1,299,409)		1,376,586

	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts, - 0.1%
U.S. Bank Money Market Deposit Account, 0.04% (b)	$888	888
TOTAL SHORT-TERM INVESTMENTS (Cost $888)		888

Total Investments (Cost $1,300,297) - 100.0%		1,377,474
Liabilities in Excess of Other Assets - 0.0% (c)		(383)
TOTAL NET ASSETS - 100.0%		$1,377,091

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is as of July 31, 2020.
(c)	Less than 0.05%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 1,376,586	$ -	$ -	$ -	$ 1,376,586
Short-Term Investments	888	-	-	-	888
Total Investments in Securities	$ 1,377,474	$ -	$ -	$ -	$ 1,377,474
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.